Off-balance sheet commitments (Details - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Off-balance sheet commitments
Statement that lessee accounts for short-term leases using recognition exemption	Just Eat Takeaway.com applies the short-term lease recognition exemption to its short-term leases (i.e. <1 year).
Statement that lessee accounts for leases of low-value assets using recognition exemption	It also applies the recognition exemption for leases for which the underlying asset is of low value (i.e. below €5,000).
Commitments for expenditure	€ 273	€ 20